Disclosure of detailed information about fair value of convertible debentures (Details)	6 Months Ended		12 Months Ended
	Feb. 28, 2022 $ / shares	Feb. 28, 2022 $ / shares $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares $ / shares
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 2.62	$ 3.32	$ 6.66	$ 8.42
2019 series [Member]
IfrsStatementLineItems [Line Items]
Share price	3.32		8.42
Conversion price	7.50	$ 7.50	7.50	$ 7.50
Warrant exercise price	$ 7.50	$ 7.50	$ 7.50	$ 7.50
Interest rate	6.00%	6.00%	6.00%	6.00%
Expected volatility	90.00%	90.00%	90.00%	90.00%
Exchange rate	0.7875	0.7875	0.7947	0.7947
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
2019 series [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Terms, in years	4 months 9 days	4 months 9 days	10 months 6 days	10 months 6 days
Risk-free interest rate	0.52%	0.52%	0.25%	0.25%
2019 series [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Terms, in years	5 months 8 days	5 months 8 days	11 months 8 days	11 months 8 days
Risk-free interest rate	0.63%	0.63%	0.26%	0.26%